FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Foreign Exchange Exposures (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€) item	Dec. 31, 2018 USD ($) item
Risk management
Number of countries in which the company operates | item			100	100
Forward foreign exhange contracts
Risk management
Period of time of hedge contracts (in years)	1 year
Percentage of exposure the hedge covers			100.00%	100.00%
Cash flow term (in months)	12 months
Profit or loss term (in months)	12 months
Amount contracted		$ 2,300		$ 2,100
Notional amount		2,300		2,100
$265 million bilateral, term loan facility
Risk management
Amount contracted			€ 265	265
Notional amount			€ 265	$ 265
Currency risk | US Dollar
Risk management
Percentage of decrease in risk variable used for sensitivity analysis			10.00%	10.00%
Decrease in net borrowings that would result from decreased currency value, per sensitivity analysis		3		$ 25
Currency risk | US Dollar | Forward foreign exhange contracts
Risk management
Percentage of decrease in risk variable used for sensitivity analysis			10.00%	10.00%
Percentage of increase in risk variable used for sensitivity analysis			10.00%	10.00%
Increase (decrease) in fair value that would result from decreased currency value, per sensitivity analysis	$ (38)	(53)
Currency risk | Euro | Forward foreign exhange contracts
Risk management
Percentage of decrease in risk variable used for sensitivity analysis			10.00%	10.00%
Increase (decrease) in fair value that would result from decreased currency value, per sensitivity analysis	$ 15	$ 12